February 6, 2002

VIA EDGAR

The United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:	Nationwide VL Separate Account-D Nationwide Life and Annuity Insurance Company SEC File No. 333-59517 CIK No. 0001065753

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account-D (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 19 to the Registration Statement for the Company and the Variable Account which became effective on February 5, 2002.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Jamie Ruff Casto
Variable Products Securities Counsel